NOTE 15. Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Deferred income tax assets:
Provision for doubtful accounts	$ 3,096	$ 1,376
Accrued liabilities	410	248
Tax loss carry forward	520	117
Other temporary differences	582	0
Deferred income tax assets - current	4,608	1,741
Current Deferred income tax liabilities:
Unearned income	(9,325)	(9,505)
Other temporary differences	0	(398)
Deferred income tax liabilities	(9,325)	(9,903)
Deferred income tax liabilities - current	(4,717)	(8,162)
Non-current Deferred income tax assets:
Accrued liabilities	1,738	1,538
Tax loss carry forward	1,560	351
Deferred income tax assets - non-current	3,298	1,889
Non current Deferred income tax liabilities:
Unearned income	(751)	(78)
Deferred income tax assets - non-current	$ 2,547	$ 1,811